UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Proxima Capital Management, LLC

Address:    845 Third Avenue, 21st Floor
            New York, New York  10022

13F File Number: 028-13766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Youlia Miteva
Title:      Managing Member
Phone:      (212) 897-5710


Signature, Place and Date of Signing:

/s/ Youlia Miteva               New York, New York           August 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $569,355
                                         (thousands)


List of Other Included Managers:   None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5        COL 6   COL 7            COLUMN 8

                              TITLE OF                    VALUE     SHRS OR  SH/ PUT/   INVSMT  OTHR         VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP       (X$1000)   PRN AMT  PRN CALL   DSCRTN  MGRS       SOLE     SHARED    NONE
ADVANCED MICRO DEVICES INC    COM            007903107   13,466    2,350,000 SH         SOLE    NONE    2,350,000
ALERE INC                     COM            01449J105    6,124      315,039 SH         SOLE    NONE      315,039
AOL INC                       COM            00184X105   20,726      738,100 SH         SOLE    NONE      738,100
AUXILIUM PHARMACEUTICALS INC  COM            05334D107      672       25,000 SH         SOLE    NONE       25,000
BABCOCK & WILCOX CO NEW       COM            05615F102   13,999      571,402 SH         SOLE    NONE      571,402
COMPUWARE CORP                COM            205638109    6,547      704,000 SH         SOLE    NONE      704,000
COMVERSE TECHNOLOGY INC       COM PAR $0.10  205862402    6,780    1,164,953 SH         SOLE    NONE    1,164,953
CORELOGIC INC                 COM            21871D103   15,153      827,601 SH         SOLE    NONE      827,601
COVENTRY HEALTH CARE INC      COM            222862104    4,454      140,100 SH         SOLE    NONE      140,100
COWEN GROUP INC NEW           CL A           223622101      293      110,323 SH         SOLE    NONE      110,323
E TRADE FINANCIAL CORP        COM NEW        269246401   15,951    1,984,017 SH         SOLE    NONE    1,984,017
EMULEX CORP                   COM NEW        292475209   10,513    1,460,100 SH         SOLE    NONE    1,460,100
FORMFACTOR INC                COM            346375108    7,427    1,147,878 SH         SOLE    NONE    1,147,878
GENON ENERGY INC              COM            37244E107   11,330    6,625,873 SH         SOLE    NONE    6,625,873
HEWLETT PACKARD CO            COM            428236103    2,212      110,000 SH         SOLE    NONE      110,000
INTERDIGITAL INC              COM            45867G101   25,176      853,148 SH         SOLE    NONE      853,148
INTERMEC INC                  COM            458786100    3,193      515,008 SH         SOLE    NONE      515,008
INTERMUNE INC                 COM            45884X103    3,406      285,000 SH         SOLE    NONE      285,000
ISHARES TR                    RUSSELL 2000   464287655   71,604      900,000     PUT    SOLE    NONE      900,000
LEGG MASON INC                COM            524901105    7,041      267,024 SH         SOLE    NONE      267,024
LIVE NATION ENTERTAINMENT IN  COM            538034109   19,026    2,072,530 SH         SOLE    NONE    2,072,530
MEDASSETS INC                 COM            584045108   19,688    1,463,800 SH         SOLE    NONE    1,463,800
MEMC ELECTR MATLS INC         COM            552715104   20,745    9,560,059 SH         SOLE    NONE    9,560,059
MICRON TECHNOLOGY INC         COM            595112103   12,621    2,000,201 SH         SOLE    NONE    2,000,201
NXP SEMICONDUCTORS N V        COM            N6596X109   29,618    1,275,000 SH         SOLE    NONE    1,275,000
OM GROUP INC                  COM            670872100   19,040    1,002,100 SH         SOLE    NONE    1,002,100
PHH CORP                      COM NEW        693320202   11,456      655,404 SH         SOLE    NONE      655,404
QIHOO 360 TECHNOLOGY CO LTD   ADS            74734M109    3,463      200,300     PUT    SOLE    NONE      200,300
REPUBLIC AWYS HLDGS INC       COM            760276105    4,636      835,400 SH         SOLE    NONE      835,400
RITE AID CORP                 COM            767754104    1,772    1,265,468 SH         SOLE    NONE    1,265,468
ROCK-TENN CO                  CL A           772739207   27,169      498,063 SH         SOLE    NONE      498,063
SANDISK CORP                  COM            80004C101   12,319      337,700 SH         SOLE    NONE      337,700
SPDR S&P 500 ETF TR           TR UNIT        78462F103   34,026      250,000     PUT    SOLE    NONE      250,000
SUNCOKE ENERGY INC            COM            86722A103    8,075      551,196 SH         SOLE    NONE      551,196
SWIFT TRANSN CO               CL A           87074U101    5,055      534,935 SH         SOLE    NONE      534,935
TOWER GROUP INC               COM            891777104   16,219      777,147 SH         SOLE    NONE      777,147
TRANSOCEAN LTD                REG SHS        H8817H100   12,006      268,400 SH         SOLE    NONE      268,400
USEC INC                      COM            90333E108      644      650,000 SH         SOLE    NONE      650,000
VERINT SYS INC                COM            92343X100    3,344      113,323 SH         SOLE    NONE      113,323
WARNACO GROUP INC             COM NEW        934390402    4,258      100,000 SH         SOLE    NONE      100,000
WARNER CHILCOTT PLC IRELAND   SHS A          G94368100   10,399      580,000 SH         SOLE    NONE      580,000
XEROX CORP                    COM            984121103    1,472      187,000     CALL   SOLE    NONE      187,000
XEROX CORP                    COM            984121103   39,940    5,075,025 SH         SOLE    NONE    5,075,025
XYLEM INC                     COM            98419M100    6,293      250,000 SH         SOLE    NONE      250,000
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